Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2015
Other Current and Non-current Assets
Schedule of other current assets	Other current assets consisted of the following (in thousands):
	As of June 30, 2015	As of December 31, 2014
Claims receivable	$5,949	$7,856
Other assets	2,727	3,784

Total	$8,676	$11,640

Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Fair value of swaps	$366	$664
Series 1 ZIM notes, net	6,427	6,274
Series 2 ZIM notes, net	31,700	30,923
Equity participation ZIM	28,693	28,693
Other assets	3,159	1,952

Total	$70,345	$68,506